Related-Party Transactions (Details Narrative) - shares		3 Months Ended		12 Months Ended
	Sep. 15, 2020	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common stock for consulting services		150,000	550,000	800,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common stock for consulting services				450,000	375,000
Consulting Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common stock for consulting services					300,000
Number of common stock issued in consideration	75,000